TWO ROADS SHARED TRUST

LJM Preservation and Growth Fund

LJM Income Plus Fund

Incorporated herein by reference is the definitive version of the supplement for LJM Preservation and Growth Fund and LJM Income Plus Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 11, 2012 (SEC Accession No. 0000910472-12-003788).